Subsequent Events (Details) - USD ($)	1 Months Ended
	Feb. 28, 2021	Nov. 30, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Feb. 28, 2019	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Subsequent Event [Line Items]
Principal outstanding							$ 40,000,000	$ 35,000,000
Series E-1
Subsequent Event [Line Items]
Warrants converted (in shares)		15,979						111,854
Term Loan | Series E-1
Subsequent Event [Line Items]
Warrants converted (in shares)	15,979
Percent of additional advance amount drawn	2.00%	2.00%				2.00%
Term Loan | Series E-1 | Subsequent Event
Subsequent Event [Line Items]
Warrants converted (in shares)	15,979
Percent of additional advance amount drawn	2.00%
Term Loan | Medium-term Notes
Subsequent Event [Line Items]
Borrowed amount	$ 5,000,000.0	$ 5,000,000.0	$ 5,000,000.0	$ 5,000,000.0	$ 3,600,000	$ 20,000,000.0
Principal outstanding	40,000,000.0	$ 35,000,000.0							$ 17,600,000
Term Loan | Medium-term Notes | Subsequent Event
Subsequent Event [Line Items]
Borrowed amount	5,000,000.0
Principal outstanding	$ 40,000,000.0